Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2019
Investments In Associates and Joint Ventures [Abstract]
Investments in associates and joint ventures
8.	Investments in associates and joint ventures

Changes of the Group's investments in associates and joint ventures for the fiscal years ended June 30, 2019 and 2018 were as follows:

	06.30.19	06.30.18
Beginning of the year	36,900	18,496
Share-holding (decrease) / increase in associates and joint ventures	488	(699)
Capital contribution	114	333
Share of (loss) / profit	(4,979)	(2,228)
Adjustment of previous years (IFRS 9 and 15)	(107)	-
Currency translation adjustment	(300)	2,657
Cash dividends (i)	(1,213)	(577)
Sale of associates	(5,022)	-
Liquidation distribution (ii)	-	(112)
Capital reduction	(470)	(513)
Transfer to borrowings to associates (iii)	-	(330)
Defined benefit plans	-	(86)
Issuance of capital	-	(552)
Deconsolidation	-	20,481
Others	(74)	30
End of the year	25,337	36,900

(i)	See Note 31.

(ii)	Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.
(iii)	Includes Ps. (6,058) and Ps. (3,815) reflecting interests in companies with negative equity as of June 30, 2019 and 2018, respectively, which are disclosed in "Provisions" (see Note 20).

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2019 and 2018, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2019, 2018 and 2017:

Name of the entity	% of ownership interest held			Value of Group's interest in equity		Group's interest in comprehensive income
	06.30.19	06.30.18	06.30.17	06.30.19	06.30.18	06.30.19	06.30.18	06.30.17
Associates
New Lipstick (1)	49.96%	49.90%	49.90%	(6,058)	(3,815)	(2,238)	(3,703)	(4,794)
BHSA (2)	29.91%	29.91%	30.66%	3,114	5,103	(1,687)	291	(885)
Condor (3)	18.89%	28.10%	28.72%	974	1,083	27	417	907
PBEL	45.40%	45.40%	45.40%	1,385	1,632	(82)	291	528
Shufersal (7)	26.02%	33.56%	N/A	16,102	19,856	208	-	N/A
Other associates	-	-	-	2,632	4,518	(844)	231	(990)

Joint ventures
Quality (4)	50.00%	50.00%	50.00%	1,308	1,665	(408)	613	1,090
La Rural S.A.	50.00%	50.00%	50.00%	71	272	101	(31)	28
Cresca S.A. (6)	50.00%	50.00%	50.00%	14	2	12	708	455
Mehadrin (5)	45.41%	45.41%	45.41%	3,390	3,535	(78)	893	30
Other joint ventures	-	-	-	2,405	3,049	(290)	719	1,199
Total associates and joint ventures				25,337	36,900	(5,279)	429	(2,432)

The following is additional information about the Group's investments in associates and joint ventures:

				Last financial statement issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)		Profit / (loss) for the year		Shareholders' equity
Associates
New Lipstick (1)	United States	Real Estate	N/A	-		(31)		(210)
BHSA (2)	Argentina	Financing	448,689,072	1.500	(***)	1,698	(***)	10,496	(***)
Condor (3)	United States	Hotel	2,198,225	N/A		4		107
Shufersal (7)	Israel	Real estate	450	242		254		512
PBEL	India	Retail	79,282,087	1	(**)	(20)		1,859

Joint ventures
Quality (4)	Argentina	Real Estate	120,827,022	326		(816)		2,572
La Rural S.A.	Argentina	Event organization and others	714,498	1		227		72
Mehadrin (5)	Israel	Agriculture	1,509,889	3	(**)	32		611

N/A: Not applicable.

(1)	On March 4, 2019, Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021.In June 2019, an Escrow Agreement was signed for the sum of US$ 5.1 million, through which an option was acquired to purchase the controlling stake on one of the lands on which the Lipstick building is built. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.
(2)	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
(3)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2019 is US$ 9.07 per share
(4)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(5)	Mehadrin is a company dedicated to the production and export of citrus, fruits and vegetables. The Group has entered into a Joint - Venture agreement in relation to this company. The price of its shares as of June 30, 2019 is NIS 20.40 per share.
(6)	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
(7)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.

(*)	Amounts presented in millions of US dollars under USGAAP. Condor's year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.
(**)	Amounts in millions of NIS.
(***)	Amounts as of June 30, 2019, prepared in accordance with BCRA' regulations. For the purpose of the valuation of the investment in the Company, the adjustments necessary to adequate the Financial Statements to IFRS have been considered

Set out below is summarized financial information of the associates and joint ventures considered material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2019
Associates
BHSA (iii)	61,440	22,832	62,630	10,696	10,496	29.91%	2,754	360	3,114
PBEL	2,220	597	442	8,486	(6,111)	45.00%	(2,750)	4,135	1,385
Shufersal	36,202	62,604	38,278	38,338	22,190	26.02%	5,774	10,328	16,102

Joint ventures
Quality Invest (ii)	17	3,443	83	806	2,571	50.00%	1,286	22	1,308
Mehadrin	8,319	10,718	9,143	2,602	7,292	45.41%	3,311	79	3,390
	As of June 30, 2018
Associates
BHSA	56,183	24,827	44,697	28,560	7,753	29.91%	2,319	2,784	5,103
PBEL	3,057	650	909	8,506	(5,708)	45.00%	(2,569)	4,201	1,632
Shufersal	34,198	60,060	37,450	34,381	22,427	33.56%	7,527	12,329	19,856

Joint ventures
Quality Invest (ii)	7	4,387	100	1,008	3,286	50.00%	1,643	22	1,665
Mehadrin	9,905	8,813	7,561	3,855	7,302	45.41%	3,317	218	3,535

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase / (decrease) in cash and cash equivalents
	Year ended June 30, 2019 (i)
Associates
BHSA (iii)	17,006	1,698	1,698	250	7,940	(2,041)	(5,044)	1,689
PBEL	9	(182)	(223)	-	40	167	(214)	(7)
Shufersal	115,894	2,214	2,202	1,713	3,119	(8,067)	977	(3,971)

Joint ventures
Quality Invest (ii)	25	(816)	(816)	-	(87)	-	87	-
Mehadrin	12,125	542	573	-	470	(194)	(883)	(607)
	Year ended June 30, 2018 (i)
Associates
BHSA	12,300	2,054	2,054	200	2,602	(79)	(821)	1,702
PBEL	8	(552)	(548)	-	(76)	397	(345)	(24)
Shufersal	94,100	1,847	(118)	708	5,906	(7,587)	4,569	2,888

Joint ventures
Quality Invest (ii)	22	1,227	1,227	-	(138)	-	138	-
Mehadrin	11,277	534	541	-	615	40	(110)	545

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)	In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.

(iii)	Information under BCRA Standards except for the book value of the interest in the associate, goodwill and others.

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

As of June 30, 2019, BHSA has a remnant of 35.2 million Class C treasury shares of a par value of Ps. 1 received in 2009 as a result of certain financial transactions. The Annual Shareholders' Meeting decided to allocate 35.1 million of such shares to an employee compensation plan pursuant to Section 67 of Law 26,831. The remaining shares belong to third party holders of Stock Appreciation Rights, who have failed to produce the documentation required for redemption purposes. As of June 30, 2019, considering the effect of such treasury shares, the Group's interest in BHSA amounts to 29.91%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2019 and 2018 amounted to Ps. 3,863, Ps. 4,150, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

-	The Group considered 7 years as the horizon for the projection of BHSA cash flows.
-	The "Private BADLAR" interest rate was projected based on internal data and information gathered from external advisors.
-	The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants.
-	The discount rate used to discount actual dividend flows was 14.37% in 2019 and 14.01% in 2018.
-	The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of Ps. 352 for 2019 and of Ps. 368 for 2018.

Puerto Retiro (joint venture):

At present, this 8.3 hectare plot of land, is affected by a zoning regulation defined as U.P. which prevents the property from being used for any purposes other than strictly port activities.

Puerto Retiro was involved in a judicial bankrupcy action brought by the National Government. The current Board of Directors would not be held personally liable with regard to this action. Management and legal counsel of the Company believe that there are sufficient legal and technical arguments to consider that the petition for extension of the bankruptcy case will be dismissed by the court. However, in view of the current status of the action, its result cannot be predicted.

Moreover, Tandanor filed a civil action against Puerto Retiro S.A. and the other defendants in the criminal case for violation of Section 174 (5) based on Section 173 (7) of the Criminal Code of Argentina. Such action seeks -on the basis of the nullity of the decree that approved the bidding process involving the Dársena Norte property- the restitution of the property and a reimbursement in favor of Tandanor for all such amounts it has allegedly lost as a result of a suspected fraudulent transaction involving the sale of the property. Puerto Retiro has presented the allegation on the merit of the evidence, highlighting that the current shareholders of Puerto Retiro did not participate in any of the suspected acts in the criminal case since they acquired the shares for consideration and in good faith several years after the facts told in the process. Likewise, it was emphasized that the company Puerto Retiro is foreign to the bidding / privatization carried out for the sale of Tandanor shares. On September 7, 2018, the Oral Federal Criminal Court No. 5 rendered a decision. According to the sentence read by the president of the Court, Puerto Retiro won the preliminary objection of limitation filed in the civil action. However, in the criminal case, where Puerto Retiro is not a party, it was ordered, among other issues, the confiscation ("decomiso") of the property owned by Puerto Retiro known as Planta I. The grounds of the Court's judgement were read on November 11, 2018. From that moment, all the parties were able to present the appeals. Given this fact, an extraordinary appeal was filed, which was rejected, and as a result, a complaint was filed for a rejected appeal, which was granted. Consequently, the appeal is under study in the Argentine Supreme Court of Justice.

In the criminal action, the claimant reported the violation by Puerto Retiro of the injunction ordered by the criminal court consisting in an order to stay ("prohibición de innovar") and not to contract with respect to the property disputed in the civil action. As a result of this complaint, the Federal Oral Court No. 5 formed an incident and ordered and executed the closure of the property where the lease agreements were being executed (a heliport and a mooring), in order to enforce compliance with the measure before mentioned. As a result of this circumstance, it was learned that the proceedings were turned over to the Criminal Chamber for the allocation of the court to investigate the possible commission of a crime of disobedience. As of the date of issuance of these financial statements there has been no news about the progress of this cause

Faced with the evolution of the legal cases that affect it and based on the reports of its legal advisors, Puerto Retiro Management has decided to register an allowance equivalent to 100% of the book value of its investment property, without prejudice to reverse it when a favorable ruling is obtained in the interposed actions.